Average Annual Total Returns{- Fidelity® Real Estate High Income Fund} - 11.30 Fidelity Real Estate High Income Fund - PRO-07 - Fidelity® Real Estate High Income Fund	Fidelity Real Estate High Income Fund-Default Return Before Taxes Past 1 year	Fidelity Real Estate High Income Fund-Default Return Before Taxes Past 5 years	Fidelity Real Estate High Income Fund-Default Return Before Taxes Past 10 years	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB282 Past 1 year	LB282 Past 5 years	LB282 Past 10 years
Total	(5.43%)	2.93%	5.87%	(7.25%)	0.88%	3.51%	(3.27%)	1.34%	3.53%	4.13%	5.40%	5.47%